Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

13F

FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Dworsky Alan Jacob, dba Mt. Auburn Management
Address:	Three Post Office Square
	Suite 1102
	Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

/s/	Suzanne E. Werber	Boston, MA	April 17, 2001


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	12

Form 13F Information Table Value Total:	$779,522



List of Other Managers:	NONE

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/
SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT
PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- -
-- ---- ------- ------------ -------- -------- --------
AES Corp                       COM              00130H105    93825  1878000
SH       SOLE                           1878000
AOL Time Warner                COM              00184A105    60225  1500000
SH       SOLE                           1500000
Calpine Corp                   COM              131347106    98796  1794000
SH       SOLE                           1794000
Cardinal Health                COM              14149Y108    89010   920000
SH       SOLE                            920000
Compaq Computer                COM              204493100    68568  3767500
SH       SOLE                           3767500
EMC Corp                       COM              268648102    48583  1652500
SH       SOLE                           1652500
Solectron Corp                 COM              834182107    69881  3676000
SH       SOLE                           3676000
Sun Microsystems               COM              866810104    56100  3650000
SH       SOLE                           3650000
Tellabs                        COM              879664100    53539  1315850
SH       SOLE                           1315850
Texas Instruments              COM              882508104    89331  2883500
SH       SOLE                           2883500
Walgreen                       COM              931422109    51265  1256500
SH       SOLE                           1256500
i2 Technologies                COM              465754109      399    27500
SH       SOLE                             27500